UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska

68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period:  3/31/13

Item 1.  Reports to Stockholders.

IRON HORSE FUND

Annual Report

March 31, 2013

1-855-241-7514

www.ironhorsefund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Annual Share Holder Report

The Fund was up 7.9% during the last fiscal year, ending March 31, 2013. During that same period the S&P 500 rallied 14%. As you can see, the equity market rallied substantially and the Fund was unable to keep pace with the speed of the rally. We believe the nature of our stock selection and the writing of covered calls were the most prominent reasons for this underperformance.

During last year the Fund was mostly underweight in financials and had an underweight position in the largest technology holding of the S&P 500. Our main reason for being underweight this stock is what we believe was an absolute “love affair” with this technology stock over the last year that we consider dangerous.

The covered call strategies we utilize seek to do well in a sideways to lower trending market. This is what our long term experience in managing covered call strategies has taught us. We believe that the difference in performance of the Fund in relation to its Morningstar category may be attributed to the fact that there are very few managers within the category that implement a similar covered call strategy. The majority of the managers in this category are long only equity managers.

Our covered call strategy currently seeks to run at 65-70% of the market risk. When the market trends upward like it has over the last year, a covered call strategy can tend to underperform a long only strategy. The goal of the strategy is not to outperform the market on every market interval, but to seek a good total return with less risk than the market.

Sincerely,

The Iron Horse Fund Team

03/31/2013

1153-NLD-5/9/2013

IRON HORSE FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2013

The Fund's performance figures* for the year ended March 31, 2013, as compared to its benchmark:

	One Year	Since Inception
Iron Horse Fund - Class A	7.90%	6.15%	(a)
Iron Horse Fund - Class A with Load	1.73%	2.59%	(a)
S&P 500 Total Return Index (b)	13.96%	11.37%	(a)
Iron Horse Fund - Class I	8.17%	12.98%	(c)
S&P 500 Total Return Index (b)	13.96%	21.61%	(c)

Comparision of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  The total operating expenses as stated in the fee table to the Fund's prospectus dated August 1, 2012 is 1.95% for the Class A and 1.70% for the Class I Shares.  For performance information current to the most recent month-end, please call 1-855-241-7514.

(a) Inception date is July 7, 2011.

(b) The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

(c) Inception date is November 16, 2011.

Top Ten Holdings by Industry	% of Net Assets
Retail	14.1%
Insurance	9.7%
Oil & Gas	7.4%
Telecommunications	6.8%
Electric	6.2%
Semiconductors	5.9%
Pharmaceuticals	5.5%
Healthcare-Products	4.8%
Software	3.9%
Food	3.6%
Other, Cash & Cash Equivalents	32.1%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2013
Shares		Value
	COMMON STOCKS - 104.2%
	AEROSPACE/DEFENSE - 2.4%
5,400	United Technologies Corp. +	$ 504,522

	APPAREL - 1.1%
4,000	Deckers Outdoor Corp. * +	222,760

	BANKS - 2.9%
16,500	Wells Fargo & Co. +	610,335

	BEVERAGES - 2.3%
12,000	Coca-Cola Co. +	485,280

	CHEMICALS - 2.4%
12,800	Potash Corp. Saskatchewan, Inc. +	502,400

	COMMERCIAL SERVICES - 1.5%
4,700	Automatic Data Processing, Inc. +	305,594

	COMPUTERS - 2.8%
1,300	Apple, Inc. +	575,419

	ELECTRIC - 6.2%
4,800	Entergy Corp. +	303,552
8,800	Exelon Corp. +	303,424
22,100	PPL Corp. +	691,951
		1,298,927
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
8,000	Emerson Electric Co. +	446,960

	ENGINEERING & CONSTRUCTION - 1.6%
5,000	Fluor Corp. +	331,650

	FOOD - 3.6%
21,500	Sysco Corp. +	756,155

	HEALTHCARE-PRODUCTS - 4.8%
14,300	Medtronic, Inc. +	671,528
5,200	Stryker Corp. +	339,248
		1,010,776
	HEALTHCARE-SERVICES - 3.6%
14,600	Aetna, Inc. +	746,352

	INSURANCE - 9.7%
9,000	Aflac, Inc. +	468,180
21,000	American International Group, Inc. * +	815,220
17,700	Arthur J Gallagher & Co.	731,187
		2,014,587
	INTERNET - 1.9%
500	Google, Inc. - Cl. A * +	397,015

	IRON / STEEL - 1.2%
14,000	Vale SA +	242,060

	MACHINERY-CONSTRUCTION & MINING - 0.9%
3,000	Joy Global, Inc. +	178,560

	MINING - 0.5%
3,500	Silver Wheaton Corp. +	109,725

See accompanying notes to financial statements.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2013 (Continued)
Shares		Value
	MISCELLANEOUS - 1.6%
3,200	3M Co. +	$ 340,192

	OIL & GAS - 7.4%
4,800	Chevron Texaco Corp. +	570,336
13,400	ConocoPhillips +	805,340
2,600	Ensco PLC - Cl. A +	156,000
		1,531,676
	OIL & GAS SERVICES - 2.6%
6,900	Baker Hughes, Inc. +	320,229
3,000	National Oilwell Varco, Inc. +	212,250
		532,479
	PHARMACEUTICALS - 5.5%
6,000	Mead Johnson Nutrition Co. +	464,700
15,600	Merck & Company, Inc. +	689,988
		1,154,688
	RETAIL - 14.1%
8,000	Family Dollar Stores, Inc. +	472,400
6,800	McDonald's Corp. +	677,892
8,200	Target Corp. +	561,290
8,800	Wal-Mart Stores, Inc. +	658,504
12,000	Walgreen Co. +	572,160
		2,942,246
	SEMICONDUCTORS - 5.9%
33,300	Intel Corp. +	727,605
7,500	QUALCOMM, Inc. +	502,125
		1,229,730
	SOFTWARE - 3.9%
28,500	Microsoft Corp. +	815,385

	TELECOMUNICATIONS - 6.8%
38,100	Cisco Systems, Inc. +	796,671
12,800	Verizon Communications, Inc. +	629,120
		1,425,791
	TOYS/GAMES/HOBBIES - 2.3%
11,000	Hasbro, Inc. +	483,340

	TRANSPORTATION - 2.6%
9,200	CH Robinson Worldwide, Inc. +	547,032

	TOTAL COMMON STOCKS
	(Cost - $19,725,860)	21,741,636

Contracts
	PURCHASED CALL OPTIONS - 1.6%
100	S&P 500 Index
	Expiration December 2013, Exercise Price $1,650	330,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $232,473)	330,000
Shares
	SHORT TERM INVESTMENTS - 0.5%
111,308	Federated Government Obligations Fund, 0.04%** (Cost $111,308)	111,308

	TOTAL INVESTMENTS - 106.3% (Cost - $20,069,641)(a)	$ 22,182,944
	CALL OPTIONS WRITTEN - (8.2) % (Proceeds - $1,147,458)	(1,717,800)
	OTHER ASSETS LESS LIABILITIES - 1.9%	403,961
	NET ASSETS - 100.0%	$ 20,869,105

See accompanying notes to financial statements.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2013 (Continued)

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN - (8.2) %	Value
32	3M Co.	$ 29,056
	Expiration January 2014, Exercise Price $100.00
30	Aetna Inc.	9,300
	Expiration July 2013, Exercise Price $50.00
78	Aetna Inc.	60,840
	Expiration January 2014, Exercise Price $45.00
38	Aetna Inc.	17,860
	Expiration January 2014, Exercise Price $50.00
45	Aflac, Inc.	15,075
	Expiration January 2014, Exercise Price $52.50
45	Aflac, Inc.	10,260
	Expiration January 2014, Exercise Price $55.00
37	Akamai Technologies, Inc.	1,776
	Expiration May 2013, Exercise Price $42.00
70	American International Group, Inc.	14,140
	Expiration August 2013, Exercise Price $40.00
140	American International Group, Inc.	47,600
	Expiration January 2014, Exercise Price $40.00
13	Apple, Inc.	14,105
	Expiration July 2013, Exercise Price $490.00
36	Automatic Data Processing, Inc.	15,480
	Expiration January 2014, Exercise Price $62.50
69	Baker Hughes, Inc.	20,493
	Expiration January 2014, Exercise Price $50.00
9	CH Robinson Worldwide, Inc.	855
	Expiration May 2013, Exercise Price $62.50
30	CH Robinson Worldwide, Inc.	9,300
	Expiration January 2014, Exercise Price $62.50
53	CH Robinson Worldwide, Inc.	8,480
	Expiration January 2014, Exercise Price $67.50
15	ChevronTexaco Corp.	14,100
	Expiration June 2013, Exercise Price $110.00
23	ChevronTexaco Corp.	19,895
	Expiration January 2014, Exercise Price $115.00
10	ChevronTexaco Corp.	5,800
	Expiration January 2014, Exercise Price $120.00
163	Cisco Systems, Inc.	15,485
	Expiration April 2013, Exercise Price $20.00
80	Cisco Systems, Inc.	6,400
	Expiration October 2013, Exercise Price $22.00
98	Cisco Systems, Inc.	19,796
	Expiration January 2014, Exercise Price $20.00
30	Coca-Cola Co.	9,120
	Expiration May 2013, Exercise Price $37.50
40	Coca-Cola Co.	5,760
	Expiration January 2014, Exercise Price $41.25
40	ConocoPhillips	5,480
	Expiration May 2013, Exercise Price $60.00
31	ConocoPhillips	10,137
	Expiration January 2014, Exercise Price $60.00
30	ConocoPhillips	6,300
	Expiration January 2014, Exercise Price $62.50
40	Deckers Outdoor Corp.	52,800
	Expiration September 2013, Exercise Price $45.00
40	Emerson Electric Co.	3,760
	Expiration June 2013, Exercise Price $57.50

See accompanying notes to financial statements.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2013 (Continued)

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN - (8.2) % (Continued)	Value
20	Emerson Electric Co.	$ 3,500
	Expiration January 2014, Exercise Price $60.00
20	Emerson Electric Co.	2,100
	Expiration January 2014, Exercise Price $62.50
26	Ensco PLC	8,320
	Expiration January 2014, Exercise Price $65.00
20	Entergy Corp.	400
	Expiration June 2013, Exercise Price $67.50
44	Exelon Corp.	11,660
	Expiration July 2013, Exercise Price $32.00
80	Family Dollar Stores, Inc.	28,800
	Expiration January 2014, Exercise Price $62.50
14	Fluor Corp.	9,660
	Expiration January 2014, Exercise Price $65.00
36	Fluor Corp.	19,440
	Expiration January 2014, Exercise Price $67.50
5	Google, Inc. - Cl. A	18,620
	Expiration January 2014, Exercise Price $850.00
50	Hasbro, Inc.	24,500
	Expiration January 2014, Exercise Price $40.00
60	Hasbro, Inc.	19,800
	Expiration January 2014, Exercise Price $42.50
50	Intel Corp.	2,400
	Expiration July 2013, Exercise Price $23.00
42	Intel Corp.	3,066
	Expiration October 2013, Exercise Price $23.00
241	Intel Corp.	34,222
	Expiration January 2014, Exercise Price $22.00
30	Joy Global, Inc.	10,800
	Expiration January 2014, Exercise Price $70.00
34	McDonald's Corp.	23,460
	Expiration January 2014, Exercise Price $95.00
23	McDonald's Corp.	12,144
	Expiration January 2014, Exercise Price $97.50
40	Mead Johnson Nutrition Co.	32,200
	Expiration May 2013, Exercise Price $70.00
20	Mead Johnson Nutrition Co.	14,300
	Expiration January 2014, Exercise Price $75.00
44	Medtronic, Inc.	8,932
	Expiration May 2013, Exercise Price $45.00
55	Medtronic, Inc.	9,680
	Expiration August 2013, Exercise Price $47.00
14	Medtronic, Inc.	5,054
	Expiration January 2014, Exercise Price $45.00
30	Medtronic, Inc.	4,800
	Expiration January 2014, Exercise Price $50.00
156	Merck & Co., Inc.	30,888
	Expiration January 2014, Exercise Price $45.00
65	Microsoft Corp.	2,015
	Expiration April 2013, Exercise Price $29.00
220	Microsoft Corp.	24,860
	Expiration January 2014, Exercise Price $30.00
30	National Oilwell Varco, Inc.	8,820
	Expiration August 2013, Exercise Price $75.00
40	Potash Corp. Saskatchewan, Inc.	880
	Expiration September 2013, Exercise Price $47.00
88	Potash Corp. Saskatchewan, Inc.	3,080
	Expiration January 2014, Exercise Price $50.00

See accompanying notes to financial statements.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2013 (Continued)

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN - (8.2) % (Continued)	Value
100	PPL Corp.	$ 14,700
	Expiration July 2013, Exercise Price $30.00
75	QUALCOMM, Inc.	11,475
	Expiration July 2013, Exercise Price $70.00
100	S & P 500 Index	538,000
	Expiration December 2013, Exercise Price $1,600.00
35	Silver Wheaton Corp.	1,960
	Expiration May 2013, Exercise Price $34.00
27	Stryker Corp.	11,070
	Expiration January 2014, Exercise Price $65.00
25	Stryker Corp.	4,750
	Expiration January 2014, Exercise Price $70.00
50	Sysco Corp.	10,750
	Expiration April 2013, Exercise Price $33.00
56	Sysco Corp.	18,480
	Expiration May 2013, Exercise Price $32.00
62	Target Corp.	38,130
	Expiration January 2014, Exercise Price $65.00
20	Target Corp.	6,900
	Expiration January 2014, Exercise Price $70.00
16	United Technologies Corp.	17,760
	Expiration January 2014, Exercise Price $85.00
7	United Technologies Corp.	6,545
	Expiration January 2014, Exercise Price $87.50
31	United Technologies Corp.	19,375
	Expiration January 2014, Exercise Price $92.50
140	Vale SA	9,520
	Expiration January 2014, Exercise Price $20.00
20	Verizon Communications, Inc.	8,140
	Expiration April 2013, Exercise Price $45.00
2	Verizon Communications, Inc.	246
	Expiration April 2013, Exercise Price $48.00
106	Verizon Communications, Inc.	49,290
	Expiration January 2014, Exercise Price $45.00
88	Wal Mart Stores, Inc.	43,120
	Expiration January 2014, Exercise Price $72.50
120	Walgreen Co.	54,000
	Expiration January 2014, Exercise Price $45.00
58	Wells Fargo & Co.	12,296
	Expiration April 2013, Exercise Price $35.00
15	Wells Fargo & Co.	2,025
	Expiration April 2013, Exercise Price $36.00
40	Wells Fargo & Co.	3,560
	Expiration July 2013, Exercise Price $38.00
14	Wells Fargo & Co.	3,332
	Expiration January 2014, Exercise Price $37.00
38	Wells Fargo & Co.	4,522
	Expiration January 2014, Exercise Price $40.00
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $1,147,458)	$ 1,717,800

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2013.
+ All or a portion of the security is held as collateral for covered calls.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including call options written, is $18,874,730 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$ 2,469,094
Unrealized depreciation:	(878,680)
Net unrealized appreciation:	$ 1,590,414

See accompanying notes to financial statements.

IRON HORSE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2013

ASSETS
Investment securities:
At cost	$ 20,069,641
At value	$ 22,182,944
Cash	228,215
Receivable for securities sold	215,495
Dividends and interest receivable	33,498
Receivable for Fund shares sold	906
Receivable for Foreign Tax Reclaims	221
Prepaid expenses and other assets	8,233
TOTAL ASSETS	22,669,512

LIABILITIES
Options written, at value (Proceeds $1,147,458)	1,717,800
Payable for Fund shares repurchased	32,045
Fees payable to other affiliates	13,856
Investment advisory fees payable	9,644
Distribution (12b-1) fees payable	2,180
Accrued expenses and other liabilities	24,882
TOTAL LIABILITIES	1,800,407
NET ASSETS	$ 20,869,105

NET ASSETS CONSIST OF:
Paid in capital [$0 par value, unlimited shares authorized]	$ 19,033,036
Accumulated net realized gain from security transactions and options written	293,108
Net unrealized appreciation of investments and options written	1,542,961
NET ASSETS	$ 20,869,105

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 10,044,165
Shares of beneficial interest outstanding	947,820
Net asset value (Net Assets ÷ Shares Outstanding)	$ 10.60
Maximum offering price per share (maximum sales charges of 5.75%)	$ 11.25

Class I Shares:
Net Assets	$ 10,824,940
Shares of beneficial interest outstanding	1,023,232
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$ 10.58

See accompanying notes to financial statements.

IRON HORSE FUND
STATEMENT OF OPERATIONS
For the Year Ended March 31, 2013

INVESTMENT INCOME
Dividends (less foreign dividend tax withholding of $4,864)	$ 609,082
Interest	75
TOTAL INVESTMENT INCOME	609,157

EXPENSES
Investment advisory fees	248,394
Distribution (12b-1) fees:
Class A	24,388
Administrative services fees	49,512
Transfer agent fees	44,989
Accounting services fees	33,981
Audit fees	15,989
Compliance officer fees	13,488
Registration fees	9,991
Custodian fees	8,898
Printing and postage expenses	6,000
Legal fees	5,465
Trustees fees and expenses	5,000
Insurance expense	490
Other expenses	6,002
TOTAL EXPENSES	472,587

Fees waived/reimbursed by the Advisor	(110,502)

NET EXPENSES	362,085

NET INVESTMENT INCOME	247,072

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS WRITTEN
Net realized gain on:
Investments	801,331
Options written	11,791
Net realized gain on investments and options written	813,122
Net change in unrealized appreciation (depreciation) on:
Investments	968,339
Options written	(445,589)
Net change in unrealized appreciation on investments and options written	522,750

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS WRITTEN	1,335,872

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,582,944

See accompanying notes to financial statements.

IRON HORSE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	March 31, 2013	March 31, 2012 (a)
FROM OPERATIONS
Net investment income	$ 247,072	$ 71,336
Net realized gain on investments and options written	813,122	2,649
Net change in unrealized appreciation on investments and options written	522,750	1,020,211
Net increase in net assets resulting from operations	1,582,944	1,094,196

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(285,108)	-
Class I	(222,067)	-
From net investment income:
Class A	(112,002)	(47,330)
Class I	(148,795)	(25,769)
Net decrease in net assets resulting from distributions to shareholders	(767,972)	(73,099)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,060,609	10,309,509
Class I	3,995,567	9,236,629
Net asset value of shares issued in reinvestment of distributions:
Class A	375,123	47,083
Class I	360,503	25,633
Payments for shares redeemed:
Class A	(2,293,338)	(2,511,668)
Class I	(3,569,893)	(2,721)
Net increase in net assets from shares of beneficial interest	1,928,571	17,104,465

TOTAL INCREASE IN NET ASSETS	2,743,543	18,125,562

NET ASSETS
Beginning of Period	18,125,562	-
End of Period*	$ 20,869,105	$ 18,125,562
* Includes undistributed net investment income of:	$ -	$ -

SHARE ACTIVITY
Class A:
Shares Sold	300,885	1,083,772
Shares Reinvested	37,141	4,839
Shares Redeemed	(223,060)	(255,757)
Net increase in shares of beneficial interest outstanding	114,966	832,854

Class I:
Shares Sold	394,229	939,116
Shares Reinvested	35,627	2,537
Shares Redeemed	(348,003)	(274)
Net increase in shares of beneficial interest outstanding	81,853	941,379

(a)	The Iron Horse Fund Class A shares commenced operations on July 7, 2011 and Class I shares commenced operations on November 16, 2011.

See accompanying notes to financial statements.

IRON HORSE FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the		For the
	Year Ended		Period Ended
	March 31, 2013		March 31, 2012 (1)
Net asset value, beginning of period	$ 10.22		$ 10.00

Activity from investment operations:
Net investment income (2)	0.11		0.06
Net realized and unrealized
gain on investments	0.67		0.22
Total from investment operations	0.78		0.28

Less distributions from:
Net investment income	(0.11)		(0.06)
Net realized gains	(0.29)		-
Total distributions	(0.40)		(0.06)

Net asset value, end of period	$ 10.60		$ 10.22

Total return (3)	7.90%		2.79%	(4)

Net assets, at end of period (000s)	$ 10,044		$ 8,511

Ratio of gross expenses to average
net assets	2.51%	(5)	3.93%	(5,6)
Ratio of net expenses to average
net assets	1.95%		1.95%	(6)
Ratio of net investment income
to average net assets	1.11%		0.87%	(6)

Portfolio Turnover Rate	77%		43%	(4)

(1)	The Iron Horse Fund's Class A shares commenced operations on July 7, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.

See accompanying notes to financial statements.

IRON HORSE FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the		For the
	Year Ended		Period Ended
	March 31, 2013		March 31, 2012 (1)
Net asset value, beginning of period	$ 10.21		$ 9.39

Activity from investment operations:
Net investment income (2)	0.14		0.05
Net realized and unrealized
gain on investments	0.67		0.82
Total from investment operations	0.81		0.87

Less distributions from:
Net investment income	(0.15)		(0.05)
Net realized gains	(0.29)		-
Total distributions	(0.44)		(0.05)

Net asset value, end of period	$ 10.58		$ 10.21

Total return (3)	8.17%		9.30%	(4)

Net assets, at end of period (000s)	$ 10,825		$ 9,615

Ratio of gross expenses to average
net assets	2.26%	(5)	2.85%	(5,6)
Ratio of net expenses to average
net assets	1.70%		1.70%	(6)
Ratio of net investment income
to average net assets	1.37%		1.39%	(6)

Portfolio Turnover Rate	77%		43%	(4)

(1)	The Iron Horse Fund's Class I shares commenced operations on November 16, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.

See accompanying notes to financial statements.

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2013

1.

ORGANIZATION

The Iron Horse Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is total return with less volatility than equity markets in general. The Fund commenced operations on July 7, 2011.

The Fund currently offers two classes of shares: Class A and Class I shares. Class A shares commenced operations on July 7, 2011 and Class I shares on November 16, 2011.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Class I shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities and options are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid price on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013

 trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013

 that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 21,741,636	$ -	$ -	$ 21,741,636
Purchased Call Options	-	330,000	-	330,000
Short-Term Investments	111,308	-	-	111,308
Total	$ 21,852,944	$ 330,000	$ -	$ 22,182,944
Liabilities
Call Options Written	$ 1,412,754	$ 305,046	$ -	$ 1,717,800
Total	$ 1,412,754	$ 305,046	$ -	$ 1,717,800

The Fund did not hold any Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  The Fund writes stock index and single stock options to generate income and to reduce exposure to stock market price declines, to the extent of the call option premium received.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013

Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or for the year ended March 31, 2013, related to uncertain tax positions taken on returns filed for open tax year 2011, or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments. However, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.   The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Van Hulzen Asset Management, LLC (the “Advisor”), serves as investment advisor to the Fund. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of the Fund’s investment portfolio.  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor advisory fees computed and accrued daily and paid monthly at an

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013

annual rate of 1.25% of the Fund’s average daily net assets. For the year ended March 31, 2013, the Adviser earned advisory fees of $248,394.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.95% and 1.70% of the daily average net assets attributable to the Class A and Class I shares, respectively. During the year ended March 31, 2013, the Adviser waived fees and reimbursed expenses of $110,502.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A and Class I shares are subsequently less than 1.95%, and 1.70% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.95% and 1.70% of average daily net assets for Class A and Class I shares, respectively. If Fund Operating Expenses attributable to Class A and Class I shares subsequently exceed 1.95% and 1.70% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). For the year ended March 31, 2013, the Advisor waived fees and reimbursed expenses in the amount of $110,502. As of March 31, 2013, the total amount of expense reimbursed subject to recapture was $237,099, of which $126,597 will expire on March 31, 2015 and $110,502 will expire on March 31, 2016.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”), which is an affiliate of GFS, to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Pursuant to the Plan, $24,388 in distribution fees for Class A shares were earned during the year ended March 31, 2013.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.  During the year ended March 31, 2013, the Distributor received $19,741 in underwriting commissions for sales of Class A shares, of which $2,807 was retained by the principal underwriter or other affiliated broker-dealers.

Effective April 1, 2013, the Fund pays its pro rata share of a total fee of $27,625 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, custody administration and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives fees from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the year ended March 31, 2013 amounted to $19,696,459 and $15,421,715, respectively.

5.

DERIVATIVE TRANSACTIONS

Transactions in option contracts written during the year ended March 31, 2013 were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	3,197	$ 614,346
Options written	12,034	2,282,441
Options closed	(9,137)	(1,590,657)
Options exercised	(506)	(64,775)
Options expired	(1,381)	(93,897)
Outstanding at End of Period	4,207	$ 1,147,458

For the year ended March 31, 2013, the amount of unrealized depreciation and realized gain on option contracts subject to equity price risk amounted to $445,589 and $11,791 respectively.  The fair value of these equity derivatives is $1,717,800.  Such figures can be found in the Statement of Assets & Liabilities and Statement of Operations.

For the year ended March 31, 2013, the amount of unrealized appreciation and realized loss on purchased options subject to equity price risk amounted to $97,527 and $5,930 respectively.  The fair value of these equity derivatives is $330,000.  Such figures can be found in the Statement of Assets & Liabilities and Statement of Operations under the line items investment securities at value and investments respectively. Transactions in purchased options during the year ended March 31, 2013 amounted to 110 contracts with a cost of $238,403.

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the years ended were as follows:

	Fiscal Year Ended	Fiscal Period Ended
	March 31, 2013	March 31, 2012
Ordinary Income	$ 616,972	$ 73,099
Long-Term Capital Gain	151,000	-
	$ 767,972	$ 73,099

The difference between book basis and tax basis character of distributions is primarily attributable to the tax treatment of short-term capital gains distributions.

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013

As of March 31, 2013, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
$ -	$ 413,618	$ -	$ -	$ (167,963)	$ 1,590,414	$ 1,836,069

The difference between book basis and tax basis unrealized appreciation (depreciation) and undistributed long-term capital gains is primarily attributable to the tax deferral of losses on wash sales and straddles, and mark-to-market on open Section 1256 contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such losses of $167,963.

Permanent book and tax differences, primarily attributable to reclassification of distributions, resulted in reclassification for the year ended March 31, 2013 as follows:

Undistributed	Undistributed	Paid
Ordinary	Long-Term	In
Income (Loss)	Gains (Loss)	Capital
$ 13,725	$ (13,725)	$ -

7.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact those amendments may have on the Fund’s financial statements.

8.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the Act.  As of March 31, 2013 Charles Schwab & Co. held approximately 75% of the voting securities for the benefit of others.

9.

SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Iron Horse Fund

(Northern Lights Fund Trust)

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Iron Horse Fund (the “Fund”), a series of Northern Lights Fund Trust, as of March 31, 2013, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and broker or by other appropriate auditing procedures where the reply from the broker was not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Iron Horse Fund as of March 31, 2013, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

May 30, 2013

IRON HORSE FUND

EXPENSE EXAMPLES

March 31, 2013 (Unaudited)

As a shareholder of the Iron Horse Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Iron Horse Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 through March 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Iron Horse Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period 10/1/12 – 3/31/13*	Expense Ratio During the Period 10/1/12 – 3/31/13
Class A	$1,000.00	$1,051.50	$9.97	1.95%
Class I	$1,000.00	$1,051.90	$8.70	1.70%

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period 10/1/12 – 3/31/13*	Expense Ratio During the Period 10/1/12 – 3/31/13
Class A	$1,000.00	$1,015.21	$9.80	1.95%
Class I	$1,000.00	$1,016.45	$8.55	1.70%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

IRON HORSE FUND

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2013

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Anthony J. Hertl 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	94

AdvisorOne Funds (11 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (since 2010) and Northern Lights Variable Trust (since 2006)

Gary W. Lanzen 1954	Trustee Since 2005	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	94	AdvisorOne Funds (11 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (2010-2011); Northern Lights Variable Trust (since 2006)
Mark H. Taylor 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	106

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	106	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Michael Miola*** 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003); Director of Constellation Trust Company (since 2004).	94	AdvisorOne Funds (11 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Lynn Bowley 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-241-7514.

3/31/13 – NLFT

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-241-7514 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-241-7514.

INVESTMENT ADVISOR

Van Hulzen Asset Management, LLC

950 Iron Point Road, Suite 290

Folsom, CA 95630

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $14,000

2013 - $13,500

(b)

Audit-Related Fees

2012 - None

2013 - None

(c)

Tax Fees

2012 - $1,500

2013 - $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - None

2013 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $1,500

2013 - $2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  Vote of security holders is included under item 1.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/10/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/10/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/10/13